ALTMFX TRUST
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

January 7, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ALTMFX Trust(the "Trust" or "Registrant") File Nos. 811-22989 and 333-198183 Pre-Effective Amendment No. 2

Dear Sir or Madam:

Please find enclosed for filing on behalf of ALTMFX Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 (the "Pre-Effective Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement").

The Trust is filing the Pre-Effective Amendment to: (1) respond to comments received from the Staff of the U.S. Securities and Exchange Commission (the "SEC") telephonically on Monday, November 21, 2014, on the Registration Statement, as filed with the SEC on October 8, 2014; (2) update disclosures throughout the Registration Statement; (3) include exhibits and other information not included in the Registration Statement; (4) make other clarifying, updating and stylistic changes. The Pre-Effective Amendment is marked to show changes made to the Registration Statement. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 347-2049.

Sincerely,

/s/ Vicki Horwitz
Vicki Horwitz
Secretary to the Trust

Enclosures

cc: Stacy L. Fuller, Esq.
K&L Gates LLP